Stockholders' Equity	12 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 13. STOCKHOLDERS' EQUITY
Authorized Capital Stock
The Company’s authorized capital stock consists of 1,500,000,000 shares of Class A Common Stock, par value $0.01 per share, 750,000,000 shares of Class B Common Stock, par value $0.01 per share, 25,000,000 shares of Series Common Stock, par value $0.01 per share, and 25,000,000 shares of Preferred Stock, par value $0.01 per share.
Common Stock and Preferred Stock
Shares Outstanding—As of June 30, 2024, the Company had approximately 379 million shares of Class A Common Stock outstanding at a par value of $0.01 per share and approximately 190 million shares of Class B Common Stock outstanding at a par value of $0.01 per share. As of June 30, 2024, the Company had no shares of Series Common Stock or Preferred Stock outstanding.
Dividends—The following table summarizes the dividends declared and paid per share on both the Company’s Class A Common Stock and Class B Common Stock:

	For the fiscal years ended June 30,
	2024	2023	2022
Cash dividends paid per share	$0.20	$0.20	$0.20
The timing, declaration, amount and payment of future dividends to stockholders, if any, is within the discretion of the Company’s Board of Directors (the “Board of Directors”). The Board of Directors’ decisions regarding the payment of future dividends will depend on many factors, including the Company’s financial condition, earnings, capital requirements and debt facility covenants, other contractual restrictions, as well as legal requirements, regulatory constraints, industry practice, market volatility and other factors that the Board of Directors deems relevant.
Voting Rights—Holders of the Company’s Class A Common Stock are entitled to vote only in the limited circumstances set forth in the Company’s Restated Certificate of Incorporation (the “Charter”). Holders of the Company’s Class B Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders.
Liquidation Rights—In the event of a liquidation or dissolution of the Company, holders of Class A Common Stock and Class B Common Stock shall be entitled to receive all of the remaining assets of the Company available for distribution to its stockholders, ratably in proportion to the number of shares held by Class A Common Stock holders and Class B Common Stock holders, respectively. In the event of any merger or consolidation with or into another entity, the holders of Class A Common Stock and the holders of Class B Common Stock shall generally be entitled to receive substantially identical per share consideration.
Under the Company’s Charter, the Board of Directors is authorized to issue shares of preferred stock or series common stock at any time, without stockholder approval, in one or more series and to fix the number of shares, designations, voting powers, if any, preferences and relative, participating, optional and other rights of such series, as well as any applicable qualifications, limitations or restrictions, to the full extent permitted by Delaware law, subject to the limitations set forth in the Charter, including stockholder approval requirements with respect to the issuance of preferred stock or series common stock entitling holders thereof to more than one vote per share.
Stock Repurchases
The Board of Directors has authorized a stock repurchase program to purchase up to $1 billion in the aggregate of the Company’s outstanding Class A Common Stock and Class B Common Stock (the “Repurchase Program”). The manner, timing, number and share price of any repurchases will be determined by the Company at its discretion and will depend upon such factors as the market price of the stock, general market conditions, applicable securities laws, alternative investment opportunities and other factors. The Repurchase Program has no time limit and may be modified, suspended or discontinued at any time. As of June 30, 2024, the remaining authorized amount under the Repurchase Program was approximately $460 million.
Stock repurchases under the Repurchase Program commenced on November 9, 2021. The following table summarizes the shares repurchased and subsequently retired and the related consideration paid during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024		2023		2022
	Shares	Amount	Shares	Amount	Shares	Amount
	(in millions)
Class A Common Stock	3.4	$79	9.5	$159	5.8	$122
Class B Common Stock	1.6	38	4.7	81	2.9	61
Total	5.0	$117	14.2	$240	8.7	$183
Stockholders Agreement
In September 2021, the Company entered into a stockholders agreement (the “Stockholders Agreement”) with the Murdoch Family Trust (the “MFT”) pursuant to which the MFT and the Company have agreed not to take actions that (i) would result in the MFT and Murdoch family members, including K. Rupert Murdoch and Lachlan K. Murdoch, the Company’s Chair, together owning more than 44% of the outstanding voting power of the shares of the Company’s Class B Common Stock (“Class B Shares”), or (ii) would increase the MFT’s voting power by more than 1.75% in any rolling twelve-month period. The MFT would forfeit votes in connection with any Company stockholders meeting to the extent necessary to ensure that the MFT and the Murdoch family collectively do not exceed 44% of the outstanding voting power of the Class B Shares at such meeting, except where a Murdoch family member votes their own shares differently from the MFT on any matter. The Stockholders Agreement will terminate upon the MFT’s distribution of all or substantially all of its Class B Shares.